Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Changes in the carrying amount of goodwill, by reporting segment

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Consolidated
Balance at January 1, 2009	$17,629	$567	$1,052	$840	$20,088
Acquisitions	161	40	415	0	616
Subsequent payments and adjustments, net	61	(34)	(4)	0	23

Balance at December 31, 2009	17,851	573	1,463	840	20,727
Acquisitions	0	187	2,022	0	2,209
Impairment	0	0	(172)	0	(172)
Subsequent payments and adjustments, net	(14)	0	(5)	0	(19)

Balance at December 31, 2010	$17,837	$760	$3,308	$840	$22,745

Gross carrying value, accumulated amortization and net carrying value of other intangible assets

	December 31, 2010			December 31, 2009
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer contracts and membership lists	$3,623	$(1,038)	$2,585	$2,864	$(796)	$2,068
Patents, trademarks and technology	505	(246)	259	437	(187)	250
Other	132	(66)	66	118	(55)	63

Total	$4,260	$(1,350)	$2,910	$3,419	$(1,038)	$2,381

Finite-lived intangible assets acquired in business combinations

	2010		2009
(in millions, except years)	Fair Value	Weighted- Average Useful Life	Fair Value	Weighted- Average Useful Life
Customer contracts and membership lists	$786	14 years	$239	12 years
Patents, trademarks, and technology	94	8 years	41	9 years
Other	14	9 years	1	2 years

Total acquired finite-lived intangible assets	$894	13 years	$281	12 years

Amortization expense relating to intangible assets

(in millions)	Estimated Amortization Expense
2011	$316
2012	312
2013	304
2014	294
2015	280